Taxation (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Taxation [Line Items]
Income tax	$ 538,146		$ 1,601,933	$ 970,755
Foreign income tax rate, percentage	22.00%	22.00%
Income tax rate	17.00%	17.00%
Deferred tax liabilities (in Dollars)	$ 548,889
Tax First Year [Member]
Taxation [Line Items]
Tax rate percentage	75.00%	75.00%
Tax Next Year [Member]
Taxation [Line Items]
Tax rate percentage	50.00%	50.00%
Singapore [Member]
Taxation [Line Items]
Tax rate percentage	17.00%	17.00%
Income tax		$ 10,000
Singapore [Member] | Tax First Year [Member]
Taxation [Line Items]
Income tax	$ 7,862
Singapore [Member] | Tax Next Year [Member]
Taxation [Line Items]
Income tax	$ 149,383	$ (190,000)